General	6 Months Ended
Jun. 30, 2024
General [Abstract]
General

Note 1 - General

A.	NeuroSense Therapeutics Ltd. (“NeuroSense” or the “Company”) was incorporated in Israel on February 13, 2017. NeuroSense is a clinical-stage pharmaceutical company focused on discovering and developing treatments for patients suffering from debilitating neurodegenerative diseases. The Company’s lead product candidate, PrimeC, is a novel oral formulation of a fixed dose combination composed of a specific ratio and doses of two FDA-approved drugs.

In addition to PrimeC, the Company has initiated research and development efforts in Alzheimer’s disease and Parkinson’s disease, with a similar strategy of combined products.

The Company’s ordinary shares and warrants began trading on the Nasdaq Capital Market on December 9, 2021 under the ticker symbols “NRSN” and “NRSNW,” respectively.

B.	The Company currently has no products approved for sale, and the Company’s operations have been funded primarily by its shareholders. To date, the Company has generated no sales or revenues, has incurred losses and expects to incur significant additional losses due to the continuing focus on the research, development, clinical activities of its product candidates, preclinical programs, business development, organizational structure and to advance the programs within the Company’s pipeline. Consequently, its operations are subject to all the risks inherent in the establishment of a pre-revenue business enterprise as well as those risks associated with a company engaged in the research and development of pharmaceutical compounds.

Based on current expected level of operating expenditures, the Company’s cash resources as at June 30, 2024 shall not be sufficient to fund the Company’s operations for a period of 12 months from the approval of these consolidated interim financial statements, assuming that the Company will continue its development plan in accordance with the original pipeline and without delaying or slowing down the progress of its plans. The Company will require additional cash to fund the execution of its mid and long-term development program. The Company anticipates raising additional funds through public or private sales of debt or equity securities, collaborative arrangements, or some combination thereof. Whilst management is progressing with its plans to secure external financing, these still require approval by third parties, and accordingly, there is no assurance that any such arrangement will be entered into or that financing will be available when needed in order to allow it to continue its operations, or if available, on terms favorable or acceptable to it.

These consolidated financial statements have been prepared in accordance with US generally accepted accounting principles (GAAP) assuming the Company will continue as a going concern. The going concern assumption contemplates the realization of assets and satisfaction of liabilities in the normal course of business. In the event financing is not obtained, the Company may pursue cost cutting measures or may be required to delay, reduce the scope of, or eliminate any of its development programs or clinical trials, these events could have a material adverse effect on its business. These factors raise significant doubt about the Company ability to continue as a going concern. The consolidated interim financial statements do not include any adjustments to the carrying amounts and classification of assets, liabilities, and reported expenses that may be necessary if the Company were unable to continue as a going concern.

C.	In October 2023, Hamas terrorists infiltrated Israel’s southern border from the Gaza Strip and conducted a series of attacks on civilian and military targets, launched extensive rocket attacks and kidnapped many Israeli civilians and soldiers. Following the attack, Israel declared war against Hamas. In parallel, border clashes between Israel and the Hezbollah terrorist group on Israel’s northern border with Lebanon intensified and may escalate into a greater regional conflict.

All of the Company’s clinical and pre-clinical research and development is currently being conducted outside of Israel, other than its 12-month Open Label-Extension (“OLE”) study of the Paradigm trial, partially conducted in Tel Aviv, and a Phase 2 trial for Alzheimer’s disease that we conduct in Haifa, Israel. The OLE has not been affected by the war, although the quality of the study may be adversely affected if as a result of the war patients are unable to visit the study center or the study coordinator is not able to conduct home visits and monitor the patients. In addition, in the event of a significant escalation of hostilities in northern Israel, there may be a delay in the planned Alzheimer trial. The Company may also elect to set up a site in Israel for a Phase 3 pivotal ALS trial of PrimeC, but this would be in addition to numerous other sites in Europe and the U.S., and as a result it does not expect the timeline or quality of this trial to be adversely affected by the war.

The Israel Defence Force (the “IDF”), the national military of Israel, is a conscripted military service, subject to certain exceptions. Since October 7, 2023, the IDF has called up several hundred thousand of its reserve forces to serve. Fourteen out of the Company’s current 16 employees are resident in Israel. One of its non-management employees in Israel who do not perform critical functions have been called, and additional employees may be called, for service in the current or future wars or other armed conflicts with Hamas, Hezbollah or other terrorist groups, and such persons may be absent for an extended period of time. As a result, its operations in Israel may be disrupted by such absences, which disruption may materially and adversely affect its business, prospects, financial condition and results of operations.

Although until approval of these financial statements, the impact of the war on the Company was negligible, it is currently not possible to predict the duration or severity of the ongoing conflict or its effects on the Company’s business, operations and financial conditions. The ongoing conflict is rapidly evolving and developing, and could disrupt its business and operations, and hamper its ability to raise additional funds or sell its securities, among others.